Note 32 - Interest Income and Expense - Interest Income And Expenses Change In The Balance (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Cash And Balances With Central Banks And Other Demand Deposits [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	€ 1	[1]	€ 2	[2]
Interest Income Expense Price Effect	48	[3]	(1)	[4]
Interest Income Expense Total Effect	49		1
Securities Portfolio And Derivatives [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	150	[1]	(306)	[2]
Interest Income Expense Price Effect	(339)	[3]	185	[4]
Interest Income Expense Total Effect	(189)		(120)
Loans And Advances To Central Banks [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(68)	[1]	(28)	[2]
Interest Income Expense Price Effect	41	[3]	77	[4]
Interest Income Expense Total Effect	(27)		50
Loans And Advances To Credit Institutions [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(73)	[1]	(11)	[2]
Interest Income Expense Price Effect	256	[3]	(7)	[4]
Interest Income Expense Total Effect	183		(19)
Loans And Advances To Customer [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(757)	[1]	(15)	[2]
Interest Income Expense Price Effect	1,054	[3]	572	[4]
Interest Income Expense Total Effect	297		557
Loans And Advances To Customers Euros [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(127)	[1]	(64)	[2]
Interest Income Expense Price Effect	89	[3]	(140)	[4]
Interest Income Expense Total Effect	(38)		(204)
Loans And Advances To Customers Foreign Currency [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(581)	[1]	263	[2]
Interest Income Expense Price Effect	916	[3]	498	[4]
Interest Income Expense Total Effect	335		761
Other Assets [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(23)	[1]	(6)	[2]
Interest Income Expense Price Effect	(88)	[3]	140	[4]
Interest Income Expense Total Effect	(111)		134
Interest Income Member [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Total Effect	202		603
Deposits From Central Banks And Credit Institutions [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(262)	[5]	(87)	[6]
Interest Income Expense Price Effect	464	[7]	73	[8]
Interest Income Expense Total Effect	202		(14)
Customer Depositis [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(188)	[5]	(68)	[6]
Interest Income Expense Price Effect	693	[7]	65	[8]
Interest Income Expense Total Effect	505		(3)
Customers Deposits Euros [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(13)	[5]	(36)	[6]
Interest Income Expense Price Effect	(65)	[7]	(139)	[8]
Interest Income Expense Total Effect	(78)		(175)
Customers Deposits Foreign Currency [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(199)	[5]	109	[6]
Interest Income Expense Price Effect	782	[7]	63	[8]
Interest Income Expense Total Effect	583		172
Debt Securities Issued [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(80)	[5]	(39)	[6]
Interest Income Expense Price Effect	77	[7]	28	[8]
Interest Income Expense Total Effect	(4)		(11)
Other liabilities [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	217	[5]	(23)	[6]
Interest Income Expense Price Effect	(559)	[7]	215	[8]
Interest Income Expense Total Effect	(341)		192
Interest Expenses
Interest Income Expemse Change Balance Line Items
Interest Income Expense Total Effect	362		164
Total [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Total Effect	€ (160)		€ 438

[1]	(1) The volume effect is calculated as the result of the interest rate of the initial period multiplied by the difference between the average balances of both periods.
[2]	(1) The volume effect is calculated as the result of the interest rate of the initial period multiplied by the difference between the average balances of both periods.
[3]	(2) The price effect is calculated as the result of the average balance of the last period multiplied by the difference between the interest rates of both periods.
[4]	(2) The price effect is calculated as the result of the average balance of the last period multiplied by the difference between the interest rates of both periods.
[5]	(1) The volume effect is calculated as the result of the interest rate of the initial period multiplied by the difference between the average balances of both periods.
[6]	(1) The volume effect is calculated as the result of the interest rate of the initial period multiplied by the difference between the average balances of both periods.
[7]	(2) The price effect is calculated as the result of the average balance of the last period multiplied by the difference between the interest rates of both periods.
[8]	(2) The price effect is calculated as the result of the average balance of the last period multiplied by the difference between the interest rates of both periods.